Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LIQUIDITY FUNDS
BlackRock Liquid Federal Trust Fund
(the “Fund”)
Supplement dated August 15, 2025 to the Capital Shares, Mischler Financial Group Shares, Administration Shares, Cash Management Shares, Cash Reserve Shares, Institutional Shares, Dollar Shares, Tigress Shares and Stern Brothers Shares Summary Prospectuses and Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated February 28, 2025, as amended and/or supplemented to date
On July 30, 2025, the Board of Trustees (the “Board”) of BlackRock Liquidity Funds (the “Trust”) approved certain changes relating to BlackRock Liquid Federal Trust Fund (the “Fund”). In particular, the Board approved (i) a change in the name of the Fund to “BlackRock Select Treasury Based Liquidity Fund”; (ii) certain changes to the Fund’s investment process and investment strategy; (iii) a change in the Fund’s net asset valuation calculation time; and (iv) changes in the cut‑off times for purchases and redemptions. These changes are expected to become effective on or about October 14, 2025.
Accordingly, effective on or about October 14, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
BlackRock Liquid Federal Trust Fund is renamed BlackRock Select Treasury Based Liquidity Fund.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Liquid Federal Trust Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Liquid Federal Trust Fund — Principal Investment Strategies of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
BlackRock Select Treasury Based Liquidity Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund’s portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non‑fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Liquid Federal Trust Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Liquid Federal Trust Fund — Principal Risks of Investing in the Fund,” as applicable, are amended to delete “U.S. Government Obligations Risk”, “Trading Risk” and “Variable and Floating Rate Instrument Risk” and to add the following as the third risk factor in this section:
•
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

BLACKROCK LIQUID FEDERAL TRUST FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LIQUIDITY FUNDS
BlackRock Liquid Federal Trust Fund
(the “Fund”)
Supplement dated August 15, 2025 to the Capital Shares, Mischler Financial Group Shares, Administration Shares, Cash Management Shares, Cash Reserve Shares, Institutional Shares, Dollar Shares, Tigress Shares and Stern Brothers Shares Summary Prospectuses and Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated February 28, 2025, as amended and/or supplemented to date
On July 30, 2025, the Board of Trustees (the “Board”) of BlackRock Liquidity Funds (the “Trust”) approved certain changes relating to BlackRock Liquid Federal Trust Fund (the “Fund”). In particular, the Board approved (i) a change in the name of the Fund to “BlackRock Select Treasury Based Liquidity Fund”; (ii) certain changes to the Fund’s investment process and investment strategy; (iii) a change in the Fund’s net asset valuation calculation time; and (iv) changes in the cut‑off times for purchases and redemptions. These changes are expected to become effective on or about October 14, 2025.
Accordingly, effective on or about October 14, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
BlackRock Liquid Federal Trust Fund is renamed BlackRock Select Treasury Based Liquidity Fund.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Liquid Federal Trust Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Liquid Federal Trust Fund — Principal Investment Strategies of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
BlackRock Select Treasury Based Liquidity Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund’s portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non‑fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Liquid Federal Trust Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Liquid Federal Trust Fund — Principal Risks of Investing in the Fund,” as applicable, are amended to delete “U.S. Government Obligations Risk”, “Trading Risk” and “Variable and Floating Rate Instrument Risk” and to add the following as the third risk factor in this section:
•
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.